Trade Payables - Schedule of Trade Payables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Current
Trade payables	RM 46,900,000	$ 10,468,750	RM 300,000	$ 63,532
Third parties [Member]
Current
Trade payables	46,900,000
Related companies [Member]
Current
Trade payables			RM 300,000